Performance Management - TIFF Multi-Asset Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The chart below is intended to show the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Prior to December 1, 2021, the Fund received entry fees on purchases and exit fees on redemptions; thus, Fund performance for periods prior to December 1, 2021, reflects those fees’ impact. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.tipfunds.org.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The chart below is intended to show the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarterly Returns (for periods shown in the bar chart)
Highest (2Q 2020)	14.29%
Lowest (1Q 2020)	-12.44%

Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	14.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(12.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/2025)
Performance Table Narrative
The table below illustrates the changes in the Fund’s yearly performance and shows how the Fund’s average returns for one year, five years, ten years, and since Fund inception, compare with a broad based measure of market performance, the MSCI All Country World Index, as well as additional indices or other benchmarks with characteristics relevant to the Fund. Prior to December 1, 2021, the Fund received entry fees on purchases and exit fees on redemptions; thus, Fund performance for periods prior to December 1, 2021 reflect those fees’ impact. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.tipfunds.org.

Performance [Table]
	One Year	Five Years	Ten Years	Since Inception (3/31/95)
TIFF Multi-Asset Fund
Return Before Taxes	21.44%	9.16%	9.19%	8.14%
Benchmark Returns
65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)	16.97%	7.14%	8.44%	7.16%
Consumer Price Index (“CPI”) + 5% per annum (does not reflect fees, expenses, or taxes)	7.80%	9.66%	8.34%	7.61%
MSCI All Country World Index (does not reflect fees, expenses, or taxes)	22.34%	11.19%	11.71%	8.13%
Bloomberg US Aggregate Bond Index (does not reflect fees, expenses or taxes)	7.30%	(0.36)%	2.01%	4.51%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflect fees, expenses or taxes)
Performance Availability Website Address [Text]	www.tipfunds.org